Disposition of renewable energy business	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Disposition of renewable energy business	Disposition of renewable energy business
On January 8, 2025, the Company completed the Renewables Sale for proceeds of $2,092.8 million after subtracting taxes, transaction fees and other preliminary closing adjustments, including an adjustment for estimated remaining completion costs for in-construction assets. As a result of the disposition, the Company derecognized $3,693.2 million of total assets, $1,694.1 million of total liabilities, $37.1 million of AOCI, and $988.0 million of non-controlling interest from its unaudited interim condensed consolidated balance sheets. This resulted in a loss on disposition of $0.8 million recorded within the unaudited interim consolidated statements of operations.
The consideration from the sale included an earn-out component with fair value of $71.7 million that was determined based on the expected cash flows from certain wind assets. These future cash flows have been discounted to reflect their current present values and recorded as contingent consideration within other assets on the unaudited interim condensed consolidated balance sheets.
In addition, the consideration from the sale included tax equity investments in seven renewable projects, the fair value of which amounted to $165.5 million, and was determined based on expected tax benefits and cash flows. These cash flows have been discounted to reflect their current present values and recorded as a long-term investment on the unaudited interim condensed consolidated balance sheets.
18.Disposition of Renewable Energy Business (continued)
The following table presents the carrying values of the major classes of assets held for sale and liabilities associated with assets held for sale included in AQN’s unaudited interim condensed consolidated balance sheets:

December 31,
(millions of U.S. dollars)	2024
Assets held for sale
Current assets
Cash and cash equivalents	$56.7
Trade and other receivables, net	85.4
Supplies and consumables inventory	4.2
Prepaid expenses	8.6
Derivatives instruments	4.3
Other assets	7.3
166.5
Non-current assets
Property, plant and equipment, net	3,219.8
Intangible assets, net	15.6
Other long-term investments	277.6
Derivative instruments	3.6
Other assets	12.5
3,529.1
Total assets held for sale	$3,695.6

Liabilities associated with assets held for sale
Current liabilities
Accounts payable	$23.0
Accrued liabilities	106.8
Other long-term liabilities	0.8
Derivative instruments	22.4
153.0
Non-current liabilities
Long-term debt	1,348.7
Derivative instruments	98.5
Pension and other post-employment benefits obligation	0.2
Other long-term liabilities	126.9
1,574.3

Total liabilities associated with assets held for sale	$1,727.3
18.Disposition of renewable energy business (continued)
The following table presents the results of the discontinued operations, which are included in earnings (loss) from discontinued operations, net of tax in AQN’s unaudited interim condensed consolidated statements of operations:

	Three months ended		Six months ended
	June 30,		June 30
(millions of U.S. dollars)	2025	2024	2025	2024
Revenue
Non-regulated energy sales	$—	$69.1	$7.4	$145.0
Other revenue	—	14.2	—	29.3
	—	83.3	7.4	174.3

Operating expenses	—	45.6	8.7	96.4
Non-regulated energy purchased	—	0.6	—	4.0
Depreciation and amortization	—	34.4	—	69.8
Loss on foreign exchange	—	6.3	—	18.8
	—	86.9	$8.7	189.0
Operating loss from discontinued operations	—	(3.6)	(1.3)	(14.7)
Interest expense	—	(12.6)	—	(25.5)
Income (loss) from long-term investments	—	(1.1)	8.1	(31.5)
Loss on disposition	—	—	(0.8)	—
Other net losses	(3.9)	(11.1)	(7.0)	(17.3)
Loss before income taxes	(3.9)	(28.4)	(1.0)	(89.0)
Income tax recovery	10.6	30.6	9.1	43.5
Earnings (loss) from discontinued operations	$6.7	$2.2	$8.1	$(45.5)
Add: Net earnings attributable to non-controlling interest included in discontinued operations	—	18.4	—	33.8
Net earnings (loss) from discontinued operations attributable to AQN	$6.7	$20.6	$8.1	$(11.7)
During the three months ended June 30, 2025, the Company recognized an income tax recovery of $10.6 million as a result of the sale of investment tax credits, which were previously recorded as a part of discontinued operations.
18.Disposition of renewable energy business (continued)
AQN has elected not to separately disclose discontinued operations on AQN’s unaudited interim consolidated statements of cash flows. The following table summarizes AQN’s cash flows from discontinued operations:

	Three months ended		Six months ended
	June 30,		June 30,
(millions of U.S. dollars)	2025	2024	2025	2024
Cash flows provided by (used in)
Operating activities	$—	$78.3	$—	$76.8
Investing activities	—	(88.3)	—	(110.1)
Extinguishment of debt
On January 7, 2025, the Renewable Energy Group announced its intent to extinguish its outstanding Canadian senior unsecured notes of C$1,000.0 million in full and repay all outstanding principal and accrued interest amounts of $722.5 million as of the redemption date. The outstanding Canadian senior unsecured notes were repaid in full on February 6, 2025.
The outstanding U.S. senior secured notes of $475.9 million were repaid in full on January 8, 2025.
The senior unsecured credit facility of $181.0 million was repaid in full on January 8, 2025.